Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases
Schedule of maturity analysis of finance lease payments receivable

	Year ended June 30, 2026
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Lease receivables	3,862	11,933	—	15,795	13,621
Total	3,862	11,933	—	15,795	13,621

Schedule of reconciliation of changes in right-of-use assets

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2024	89,510	213	89,722
Additions	3,935	1,068	5,003
Additions through business combination	158,254	8,177	166,431
Currency Translation	(1,289)	(28)	(1,317)
As of June 30, 2025	250,411	9,431	259,841

Accumulated Depreciation and Impairment
As of July 1, 2024	44,119	135	44,254
Additions	13,658	798	14,456
As of June 30, 2025	57,777	933	58,710

Carrying Amount
As of July 1, 2024	45,390	78	45,468
As of June 30, 2025	192,633	8,498	201,130

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2025	250,411	9,431	259,841
Additions	10,402	3,697	14,099
Disposals	(27,508)	1	(27,507)
Currency Translation	942	14	957
As of June 30, 2026	234,246	13,144	247,390

Accumulated Depreciation and Impairment
As of July 1, 2025	57,777	933	58,710
Additions	31,271	6,393	37,664
Disposals	(8,363)	—	(8,363)
Impairment	4,322	—	4,322
Currency Translation	918	13	931
As of June 30, 2026	85,925	7,339	93,264

Carrying Amount
As of July 1, 2025	192,633	8,498	201,130
As of June 30, 2026	148,322	5,805	154,127